FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The Company’s assets, measured and recorded at fair value on a recurring basis, may consist of money market funds which are included in cash and cash equivalents in the Condensed Consolidated Balance Sheets and are valued using quoted market prices (level 1 fair value measurements) at the respective balance sheet dates.
No impairment charges were recognized for non-financial assets in the six months ended September 30, 2024 and 2023. The Company has no non-financial liabilities measured and recorded at fair value on a non-recurring basis.
Long-term Debt
The Company’s financial liabilities were comprised primarily of long-term debt as of September 30, 2024. The Company uses significant other observable market data or assumptions (Level 2 inputs as defined in the accounting guidance) that it believes market participants would use in pricing debt.
The carrying value and fair value of the Company’s financial liabilities were primarily comprised of the following (in thousands):

	September 30, 2024		March 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Term Loan	$104,747	$96,336	$87,942	$75,143
PNC Credit Facility	28,300	26,190	26,604	24,743
FAIR VALUE OF FINANCIAL INSTRUMENTS
The Company follows the guidance in ASC 820, Fair Value Measurement for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when an impairment is recognized. See Note 8: Common Stock for disclosure related to the Company's asset and liabilities that are revalued at fair value at each reporting period. These assets include property and equipment and amortizable intangible assets. The Company did not record impairments to any non-financial assets in the fiscal years ended March 31, 2024, 2023 and 2022.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:    Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:    Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:    Unobservable inputs based on management’s assessment of the assumptions that market participants would use in pricing the asset or liability.
Information related to the fair value of the Company's warrant liabilities which were determined utilizing Level 2 inputs to determine such fair value are included in Note 8: Common Stock. The following table represents the carrying value and total estimated fair value of the Company's Term Loan and PNC Credit Facility which have been determined utilizing level 2 inputs to determine fair value.

	March 31,
	2024		2023		2022
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Term Loan	$87,942	$75,143	$74,667	$66,684	$98,723	$98,723
PNC Credit Facility	26,604	24,743	16,750	15,918	17,735	17,735
The carrying amounts reported in the accompanying consolidated financial statements for cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other current liabilities approximate their respective fair values because of the short-term nature of these accounts.